Convertible loan notes - Summary Of Movements In The Carrying Value Of The Embedded Derivative (Detail) £ in Thousands	12 Months Ended
Dec. 31, 2020 GBP (£)
Reconciliation of nominal amount of credit derivative [abstract]
At the beginning of the year	£ 0
Arising during the year	11,913
Change in fair value	63,158
Reclassified to equity	(75,071)
At the end of the year	£ 0